SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

20.	SHARE CAPITAL

The authorized share capital of the Company as of December 31, 2024 is $600,000,000 (2023: $600,000,000) divided into 600,000,000 shares (2023: 600,000,000) of $1.00 nominal value each, of which 222,622,889 shares of $1.00 nominal value each are in issue and fully paid as of December 31, 2024 and 2023.

The movement in the number of shares outstanding during the years ended December 31, 2024 and 2023 are as follows:

Outstanding shares as of January 1, 2022	203,530,979
Shares issued in connection with CMB.TECH share acquisition (see Note 9)	19,091,910
Outstanding shares as of December 31, 2022, 2023 and 2024	222,622,889